Schedule of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	$ 21
2014	21
2015	20
2016	19
2017	29
2018-2022	84
Foreign Pension Plans, Defined Benefit
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	9
2014	10
2015	11
2016	12
2017	12
2018-2022	83
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	1
2014	1
2015	1
2016	1
2017	1
2018-2022	5
Foreign Postretirement Benefit Plans, Defined Benefit
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	0
2014	0
2015	0
2016	0
2017	0
2018-2022	$ 2